General and Administrative Expenses (Tables)	12 Months Ended
Dec. 31, 2021
General and Administrative Expenses [Abstract]
Schedule of general and administrative expenses
	Year Ended December 31,
	2021	2020
	U.S. dollars in thousands
Wages, salaries, and benefits	1,349	1,005
Share-based payment (see Note 12B (1))	3,205	582
Depreciation and amortization	492	660
Initial public offering related expenses	486	—
IT, legal, consulting, and others	189	217
Rents and maintenance	312	207
	6,033	2,671